Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Summary of Stock Option Activity
	Ordinary shares		Weighted Average
		Weighted
		average	Remaining	Aggregated
	Number of	exercise	Contractual	Intrinsic
	options	price	Term	Value
Options outstanding at
January 1, 2011	1,317,679,526	$0.11
Granted	321,290,693	$0.07
Exercised	(75,381,642)	$0.05
Cancelled	(332,650,148)	$0.11
Options outstanding at
December 31, 2011	1,230,938,429	$0.10	6.67 years	$2,642,018
Vested or expected to vest at
December 31, 2011	874,243,966	$0.11	5.93 years	$1,814,692
Exercisable at
December 31, 2011	465,796,149	$0.12	4.42 years	$954,932

Valuation Assumptions of Stock Option
	2011	2010	2009
Average risk-free rate of return	1.04%	1.28%	1.18%
Expected term	1–5 years	1–4 years	2–4 years
Volatility rate	69.15%	60.83%	55.95%
Expected dividend yield	—	—	—

Summary of Restricted Stock Units Award Activity
	Restricted share units		Weighted Average
		Weighted	Remaining
	Number of	average	Contractual	Aggregated
	Share Units	Fair Value	Term	Fair Value
Outstanding at January 1, 2011	144,457,562	$0.10
Granted	67,949,495	$0.07
Exercised	(78,230,676)	$0.10
Cancelled	(32,611,949)	$0.10
Outstanding at December 31, 2011	101,564,432	$0.07	9.01 years	$7,581,599
Vested or expected to vest at December 31, 2011	60,684,535	$0.07	9.00 years	$4,475,307